Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 4,176	$ 4,051
Less: accumulated depreciation	(3,646)	(3,309)
Property and equipment, net	530	742
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	849	802
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	807	661
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,357	1,249
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	871	818
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	70	55
Demonstration Units [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 222	$ 466